Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-executive directors of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	€ 0	€ 0	€ 0
Purchases from	123	96	72
Interest expense	51	50	50
Receivables	0	0	0
Liabilities	1,038	965	972
Shareholders of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	123	172	117
Interest expense	10	11	16
Receivables	0	0	0
Liabilities	261	371	378
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	1,156	714	527
Purchases from	241	23	0
Interest expense	0	0	0
Receivables	1,281	804	601
Liabilities	€ 22	€ 28	€ 0